PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2018	December 31, 2017

Office equipment	$78,229	$82,453
Lab equipment	2,375,505	1,695,604
Furniture	33,128	32,693
Leasehold Improvements	220,390	231,859
	2,707,252	2,042,609
Less: Accumulated depreciation	922,852	865,860

	$1,784,400	$1,176,749

Depreciation expense for the nine months ending September 30, 2018 and 2017 was $277,539 and $136,950. Depreciation expense for the three months ending September 30, 2018 and 2017 was $120,856 and $47,037. During the nine months ending September 30, 2018, the Company sold equipment for proceeds of $2,500 and a gain of $2,500. During the nine months ending September 30, 2018, the Company retired property and equipment and recorded a loss on the retirement of $12,584. During the three months ended September 30, 2018, the Company did not sell or retire property and equipment. During the three and nine months ended September 30, 2017, the Company did not sell or retire property and equipment.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2017	December 31, 2016

Office equipment	$82,453	$55,817
Lab equipment	1,695,604	789,135
Furniture	32,693	32,693
Leasehold improvements	231,859	231,859
	2,042,609	1,109,504
Less: Accumulated depreciation	865,860	683,854

	$1,176,749	$425,650

Depreciation expense for the years ending December 31, 2017, 2016 and 2015 was $182,006, $179,720 and $160,068. During the second quarter of 2016, the Company sold equipment for proceeds of $19,500 and a gain of $644.